Asset Retirement Obligations (Narrative) (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Asset Retirement Obligations [Line Items]
Nuclear decommissioning trust funds	[1]	$ 5,767	$ 4,938	[2]
Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
Nuclear decommissioning trust funds	[3]	$ 2,682	$ 2,369	[4]

[1]	The fair value of securities in an unrealized loss position was $208 million and $833 million at June 30, 2019 and December 31, 2018, respectively.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	The fair value of securities in an unrealized loss position was $97 million and $404 million at June 30, 2019 and December 31, 2018, respectively.
[4]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.